Empower Core Strategies Flexible Bond Fund Expense Example - Empower Core Strategies Flexible Bond Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	803
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990